PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31,
	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Leasehold building	2,948	2,948	2,278
Leasehold improvements	1,008	1,017	786
Plant and machinery	2,127	2,386	1,844
Equipment, furniture and fittings	2,311	2,482	1,918
Motor vehicles	161	456	352
Subtotal	8,555	9,289	7,178
Less: accumulated depreciation	(4,820)	(5,130)	(3,964)
Property, plant and equipment, net	3,735	4,159	3,214

Depreciation of property, plant and equipment expense was approximately SGD337 thousand and SGD323 thousand (US$250 thousand) for the six-month periods ended June 30, 2025 and 2026, respectively.

Leasehold building is pledged with a bank to secure bank loans (see Note 8).